Note 8 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Impact of Conversions to Common Stock [Table Text Block]
	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2010	669,777		$0.88	-	24.00	$4.28	$3,694,400
Exercisable at January 1, 2010		483,364	0.88	-	24.00	2.78	3,424,333
Granted (2)	3,246,450			1.80		1.80
Cancelled or forfeited	(153,750)		3.20	-	24.00	5.06
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	-
Exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	-
Granted (2)	3,097,400		1.00		2.13	1.08
Exercised	(14,000)		1.80	-	9.64	1.80
Cancelled or forfeited	(331,250)		1.80	-	9.64	2.14
Outstanding at December 31, 2012	6,432,127		0.88	-	9.64	1.58	1,846,040
Exercisable at December 31, 2012		2,386,909	0.88	-	9.64	2.13	205,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	1.17	3,033,900	8.53	$0.99	287,500	$0.89
1.63	-	2.13	3,216,700	8.16	1.79	1,917,882	1.80
3.20	-	9.64	181,527	3.55	7.61	181,527	7.61
			6,432,127	8.20	1.58	2,386,909	2.13

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2010	186,413	$2.41
Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88
Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87
Granted	3,097,400	0.48
Forfeited	(258,517)	0.85
Vested	(971,984)	1.04
Nonvested December 31, 2012	4,045,218	0.56

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years Ended December 31,
	2012			2010
Dividend yield		0%		0%
Expected Volatility	45.17%	to	45.32%	44.81%
Risk free Interest rates	0.83%	to	1.13%	2.36%
Expected lives (years)		6.0		6.0

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2010	410,542	$0.42
Issued	25,444	8.00
Outstanding at December 31, 2010	435,986	3.74
Expired	(410,542)	3.48
Issued	2,122,500	0.29
Exercised	(225,000)	0.01
Outstanding at December 31, 2011	1,922,944	0.43
Issued	7,652,071	1.05
Shares withheld on net settled exercises	(186,347)	0.70
Exercised	(624,832)	0.67
Outstanding at December 31, 2012	8,763,836	0.95

Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
	Year Ended December 31,
	2012			2011			2010
Dividend yield		0%			0%		0%
Expected Volatility	40.96%	to	46.88%	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.19%	to	0.77%	0.81%	to	1.13%	2.36%
Expected lives (years)	1.6	to	5.0		5.0		5.0